Derivative Instruments (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Number	Dec. 31, 2010	Dec. 31, 2009
Impact of derivative instruments on the statement of operations and OCI
Gain (loss) on interest rate swap recognized in OCI (effective portion)	$ 3,189,000	$ (10,307,000)	$ (3,513,000)
Gain (loss) reclassified from AOCI into income (effective portion)	1,781,000	(2,244,000)	(971,000)
Derivative Instruments (Textuals) [Abstract]
Hedging losses included in accumulated other comprehensive income	2,016,000
Notional amount of interest rate swap	135,445,000
Number of interest rate swaps	8
Other Liabilities [Member]
Fair value of derivative instruments
Cash flow hedge interest rate swaps	$ 2,854,000	$ 482,000